SHAREHOLDERS EQUITY (Tables)	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020
MEZZANINE EQUITY:
Schedule of Shares issued and outstanding
	Subordinate Voting Shares	Super Voting Shares	MM CAN USA Class B Redeemable Units	MM Enterprises USA Common Units

Balance as of June 27, 2020	403,907,218	815,295	236,123,851	725,016

Cancellation of Super Voting Shares	-	(815,295)	-	-
Shares Issued to Settle Accounts Payable and Liabilities	7,205,754	-	-	-
Redemption of MedMen Corp Redeemable Shares	88,945,434	-	(88,945,434)	-
Shares Issued for Vested Restricted Stock Units	7,173,256	-	-	-
Shares Issued for Acquisition Costs	2,082,890	-	-	-
Stock Grants for Compensation	3,001,282	-	-	-

Balance as of December 26, 2020	512,315,834	-	147,178,417	725,016

	Subordinate Voting Shares	Super Voting Shares	MM CAN USA Class B Redeemable Units	MM Enterprises USA Common Units

Balance as of July 1, 2018	45,215,976	1,630,590	365,961,334	1,570,064

Bought Deal Equity Financing	29,321,818	-	-	-
At-the-Market Equity Financing Program	5,168,500	-	-	-
Shares Issued to Settle Debt	632,130	-	3,932,415	-
Debt Issuance Costs	2,691,141	-	-	-
Redemption of MedMen Corp Redeemable Shares	58,095,821	-	(58,095,821)	-
Redemption of LLC Redeemable Units	5,566,993	-	4,274,566	(9,841,559)
Other Assets	919,711	-	72,464	-
Acquisition Costs	159,435	-	169,487	-
Acquisition of Non-Controlling Interest	9,736,870	-	-	-
Business Acquisitions	10,875,929	-	-	-
Asset Acquisitions	1,658,884	-	-	8,996,511
Vested Restricted Stock Units	333,479	-	-	-
Exercise of Warrants	-	-	2,878,770	-
Stock Grants for Compensation	2,634,235	-	-	-

Balance as of June 29, 2019	173,010,922	1,630,590	319,193,215	725,016

Cancellation of Super Voting Shares	-	(815,295)	-	-
At-the-Market Equity Financing Program, Net	9,789,300	-	-	-
Shares Issued for Cash	61,596,792	-	-	-
Shares Issued to Settle Debt and Accrued Interest	6,801,790	-	-	-
Shares Issued to Settle Accounts Payable and Liabilities	24,116,461	-	-	-
Shares Issued to Settle Contingent Consideration	13,737,444	-	-	-
Asset Acquisitions	7,373,034	-	-	-
Redemption of MedMen Corp Redeemable Shares	83,119,182	-	(83,119,182)	-
Shares Issued for Vested Restricted Stock Units	329,548	-	-	-
Shares Issued for Other Assets	13,479,589	-	-	-
Shares Issued for Acquisition Costs	765,876	-	-	-
Shares Issued for Business Acquisition	5,112,263	-	-	-
Stock Grants for Compensation	4,675,017	-	49,818	-

Balance as of June 27, 2020	403,907,218	815,295	236,123,851	725,016

Schedule of VIE
	Venice Caregivers Foundation, Inc.	LAX Fund II Group, LLC	Natures Cure, Inc.	TOTAL

Current Assets	$1,233,188	$811,025	$6,639,231	$8,683,444
Non-Current Assets	16,867,824	3,259,563	5,032,428	25,159,815

Total Assets	18,101,012	4,070,588	11,671,659	33,843,259

Current Liabilities	$12,831,161	$7,481,953	$3,745,710	$24,058,824
Non-Current Liabilities	11,196,585	2,662,078	1,146,322	15,004,985

Total Liabilities	24,027,746	10,144,031	4,892,032	39,063,809

Non-Controlling Interest	$(5,926,734)	$(6,073,443)	$6,779,627	$(5,220,550)

Revenues	$10,949,458	$-	$13,976,810	$24,926,268
Net (Loss) Income Attributable to Non-Controlling Interest	$(6,132,528)	$(3,777,079)	$3,143,437	$(6,766,170)

As of and for the year ended June 29, 2019, the balances of the VIEs consist of the following:

	Venice Caregivers Foundation, Inc.	LAX Fund II Group, LLC	Natures Cure, Inc.	TOTAL

Current Assets	$1,793,174	$1,156,113	$1,437,604	$4,386,891
Non-Current Assets	6,133,804	1,753,897	4,000,000	11,887,701

Total Assets	7,926,978	2,910,010	5,437,604	16,274,592

Current Liabilities	$6,375,156	$5,203,258	$1,801,414	$13,379,828
Non-Current Liabilities	1,344,479	-	-	1,344,479

Total Liabilities	7,719,635	5,203,258	1,801,414	14,724,307

Non-Controlling Interest	$207,343	$(2,293,248)	$3,636,190	$1,550,285

Revenues	$9,767,302	$-	$11,630,475	$21,397,777
Net (Loss) Income Attributable to Non-Controlling Interest	$(5,563,148)	$(5,264,296)	$3,345,828	$(7,481,616)

Schedule of other non-controlling interest

The net change in the consolidated VIEs and other non-controlling interest are as follows for the year ended June 27, 2020:

	Venice Caregivers Foundation, Inc.	LAX Fund II Group, LLC	Natures Cure, Inc.	Other Non- Controlling Interests	TOTAL

Balance as of June 29, 2019	$207,343	$(2,293,248)	$3,636,190	$(33,417,690)	$(31,867,405)

Net Income (Loss)	(6,132,528)	(3,777,079)	3,143,437	(272,499,888)	(279,266,058)

Cash Distributions from Non-Controlling Members	-	-	-	(310,633)	(310,633)
Stock Grants for Compensation	-	-	-	35,157	35,157
Equity Component on Debt and Debt Modification	-	-	-	5,331,969	5,331,969
Redemption of MedMen Corp Redeemable Shares	-	-	-	(32,192,800)	(32,192,800)
Share-Based Compensation	-	-	-	1,492,073	1,492,073

Balance as of June 27, 2020	$(5,925,185)	$(6,070,327)	$6,779,627	$(331,561,812)	$(336,777,697)

The net change in the consolidated VIEs and other non-controlling interest are as follows for the year ended June 29, 2019:

	Venice Caregivers Foundation, Inc.	LAX Fund II Group, LLC	Natures Cure, Inc.	Farmacy Collective and The Source Santa Ana	Other Non- Controlling Interests	TOTAL

Balance as of June 30, 2018	$5,770,491	$2,971,048	$290,362	$(692,837)	$77,389,350	$85,728,414

Net Income (Loss)	(5,563,148)	(5,264,296)	3,345,828	596,288	(181,955,438)	(188,840,766)

Cash Contributions from Non-Controlling Members	-	-	-	-	290,000	290,000
Conversion of Convertible Debentures	-	-	-	-	3,802,381	3,802,381
Asset Acquisitions	-	-	-	-	41,154,986	41,154,986
Fair Value of Warrants Issued for Debt	-	-	-	-	13,590,104	13,590,104
Issuance of Equity for the Repayment of Notes Payable	-	-	-	-	6,759,125	6,759,125
Exercise of Warrants	-	-	-	-	8,521,268	8,521,268
Other Assets	-	-	-	-	343,678	343,678
Acquisition Costs	-	-	-	-	597,320	597,320
Share-Based Compensation	-	-	-	-	12,845,773	12,845,773
Acquisition of Non-Controlling Interest	-	-	-	96,549	-	96,549
Redemption of MedMen Corp Redeemable Shares	-	-	-	-	7,683,232	7,683,232
Redemption of LLC Redeemable Units	-	-	-	-	(24,439,469)	(24,439,469)

Balance as of June 29, 2019	$207,343	$(2,293,248)	$3,636,190	$-	$(33,417,690)	$(31,867,405)